SEMI-ANNUAL
                                     REPORT

                                     [LOGO]



                                 MARCH 31, 1999

                                     [LOGO]



                               TABLE OF CONTENTS

RNC MONEY MARKET FUND
     Shareholder Letter ......................................   2
     Investment Portfolio ....................................   3
     Statement of Assets and Liabilities .....................   5
     Statement of Operations .................................   6
     Statement of Changes in Net Assets ......................   7
     Financial Highlights ....................................   8

RNC EQUITY FUND
     Shareholder Letter ......................................   9
     Investment Portfolio ....................................  11
     Statement of Assets and Liabilities .....................  14
     Statement of Operations .................................  15
     Statement of Changes in Net Assets ......................  16
     Financial Highlights ....................................  17

RNC MUTUAL FUND GROUP, INC.
     Notes to Financial Statements ...........................  18

                             RNC MONEY MARKET FUND

Dear Shareholders,

We are pleased to provide you with the latest financial statistics for the six months ending March 31, 1999.

The fund continues to furnish shareholders with a favorable return consistent with all of the First Tier Taxable Money Market Funds. As of March 31, 1999, the net seven day yield for the fund after expenses was 4.20% (annualized) compared to the average net seven day yield after expenses of 4.22% (annualized) for the other high quality money market funds as reported by IBC Financial Data, Inc. The Fund's SEC yield on March 31, 1999 was 4.51%.

Reduced levels of volatility during the past six months resulted in the unwinding of the domestic financial "liquidity crunch" we alluded to at the time of our last annual report (September 30, 1998). Furthermore, in order to avert a possible crisis, the Federal Reserve Bank (under the able leadership of Chairman Greenspan) lowered the targeted fed funds rate a total of 75 basis points (3/4 of 1%). As a result, short term interest rates fell by a commensurate level.

At this time, we believe the current economic environment provides no compelling reason for the Fed to either raise or lower rates, although our perception is that they may be somewhat hawkish. Therefore, we have continued to focus on highly marketable short term securities while stressing the quality characteristics. Additionally, we are now emphasizing a somewhat shorter maturity profile since there has been generally little yield advantage to longer dated issues.

Thank you for expressing confidence in our ability to provide a benefit to you as a shareholder in the Fund. Please contact us if you have any questions regarding the Fund or your account.

Sincerely,


Daniel J. Genter
President
RNC Mutual Fund Group, Inc.
RNC Capital Management LLC

                              RNC MONEY MARKET FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1999
                                   (UNAUDITED)

                                                                  PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                   ------          -----
Commercial Paper - 35.0%
  Barton Capital Corp. (LOC Societe Generale),
    4.860%, 04/09/99                                            $ 2,000,000      $1,997,840
  Caterpillar Financial Services Corp.,
    4.770%, 04/22/99                                              2,000,000       1,994,435
  Cooperative Association of Tractor Dealers
    "A" (LOC MBIA), 4.850%, 05/04/99                              1,450,000       1,443,554
  Enterprise Funding Co. (LOC Bayerische Vereinsbank),
     4.830%, 04/15/99                                             1,500,000       1,497,182
  Ford Motor Credit Corp., 4.800%, 04/15/99                       1,500,000       1,497,200
  JP Morgan and Co., 4.770%, 04/26/99                             2,000,000       1,993,375
  Receivables Capital Corp. (LOC Bank of America),
     4.890%, 04/07/99                                             1,583,000       1,581,710
                                                                                -----------
         Total Commercial Paper                                                  12,005,296
                                                                                -----------
BANK OBLIGATIONS - 2.9%
  NationsBank, NA, Bankers Acceptance, 4.720%, 05/12/99           1,000,000         994,624
                                                                                -----------
FEDERAL AGENCY SECURITIES - 17.9%
  Federal Home Loan Bank, 6.110%, 06/30/99                        2,810,000       2,818,054
  Federal Home Loan Bank, 8.600%, 08/25/99                        1,300,000       1,317,930
  Federal Home Loan Bank, 5.625%, 03/03/00                        1,000,000       1,003,490
  Federal National Mortgage Association, 5.340%, 01/24/00         1,000,000       1,003,649
                                                                                -----------
          Total Federal Agency Securities                                         6,143,123
                                                                                -----------
CORPORATE BONDS - 38.7%
  American Express Credit, 8.500%, 06/15/99                       1,800,000       1,812,046
  American General Corp., 7.700%, 10/15/99                        1,155,000       1,169,759
  American Home Products Corp., 7.700%, 02/15/00                  1,000,000       1,022,820
  Associates Corp., North America, 6.380%, 04/30/99               2,000,000       2,002,044
  Chrysler Financial Company, L.L.C., 13.25%, 10/15/99              350,000         364,145
  General Motors Acceptance Corporation, 5.010%, 09/20/99*        1,000,000         999,999
  IBM Credit Corp., 5.680%, 05/07/99                                750,000         750,628
  NBD Bank Michigan, N.A., 7.050%, 06/09/99                       1,000,000       1,003,800
  Norwest Corp., 7.200%, 08/28/99                                   500,000         503,967
  Norwest Corp., 7.625%, 10/15/99                                   400,000         405,109
  Salomon Inc., 4.526%, 04/05/99*                                 2,000,000       1,999,851
  Xerox Corp., 4.440%, 05/05/99*                                  1,245,000       1,244,259
                                                                                -----------
           Total Corporate Bonds                                                 13,278,427
                                                                                -----------
OVERNIGHT REPURCHASE AGREEMENT - 4.7%
  Seattle Northwest Government Repurchase Agreement,
  4.900%, dated 03/31/99 due 04/01/99, collateralized
  by $1,950,000 Federal Home Loan Mortgage Corporation,
  7.125% , due 07/21/99 (collateral market value of
  $1,648,000) (proceeds $1,615,155) (cost $1,615,000)             1,615,000       1,615,000
                                                                                -----------

TOTAL INVESTMENT PORTFOLIO - 99.2%                                               34,036,470

Other Assets less Liabilities - 0.8%                                                259,202
                                                                                -----------

Net Assets - 100.0%                                                             $34,295,672
                                                                                ===========

* Floating rate obligation.  Rate shown is that in effect on March 31, 1999.

See accompanying notes to financial statements

                              RNC MONEY MARKET FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1999
                                   (UNAUDITED)


ASSETS:
  Investment portfolio
  (cost $34,036,470)                                                 $34,036,470
  Cash                                                                       805
  Interest receivable                                                    371,140
  Due from Advisor                                                        15,970
  Other assets                                                            37,872
                                                                     -----------

          Total assets                                                34,462,257
                                                                     -----------


LIABILITIES:
  Dividends payable                                                      153,222
  Other accrued expenses                                                  13,363
                                                                     -----------

          Total liabilities                                              166,585
                                                                     -----------


NET ASSETS - (EQUIVALENT TO $1.00 PER SHARE BASED ON
  34,298,082 SHARES OF CAPITAL STOCK OUTSTANDING)                    $34,295,672
                                                                     ===========

See accompanying notes to financial statements

                              RNC MONEY MARKET FUND
                             STATEMENT OF OPERATIONS
                     For the Six Months Ended March 31, 1999
                                   (Unaudited)


INVESTMENT INCOME:
   Interest Income                                                    $ 886,613
                                                                      ---------

EXPENSES:
   Advisory fees (Note 3)                                 70,446
   Shareholders' Rule 12b-1 fees (Note 3)                 42,955
   Professional fees                                      22,929
   Administration fees (Note 3)                           19,945
   Registration fees                                      11,967
   Fund accounting fees                                   10,871
   Custodian fees                                         10,691
   Audit fees                                              6,982
   Transfer Agent fees                                     5,731
   Printing  & other fees                                  2,425
   Directors' fees                                         2,564
   Insurance fees                                          1,088
   Miscellaneous fees                                     12,633
                                                       ---------
      Total expenses                                                    221,227
      Less: expenses waived and reimbursed (Note 3)                     (90,695)
                                                                      ---------
      Net expenses                                                      130,532
                                                                      ---------

   NET INVESTMENT INCOME                                                756,081
                                                                      ---------
   Net Increase in Net Assets Resulting
          from Operations                                             $ 756,081
                                                                      =========

See accompanying notes to financial statements

                              RNC MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                            FOR THE SIX MONTHS      YEAR ENDED
                                                  ENDED            SEPTEMBER 30,
                                              MARCH 31, 1999#         1998
                                              ---------------     -------------
Net Increase in Net Assets Resulting
   from Operations                             $    756,081       $   1,864,620
                                               ------------       -------------
Distributions to Shareholders from Net
   Investment Income                               (756,081)         (1,867,023)
                                               ------------       -------------
Capital Share Transactions:
   Proceeds from shares sold                     70,731,239         171,813,189
   Proceeds from shares reinvested                   69,306             309,427
   Cost of shares redeemed                      (70,638,528)       (182,556,191)
                                               ------------       -------------
Total Increase (Decrease) from capital
   share transactions                               162,017         (10,433,575)
                                               ------------       -------------

Total Increase (Decrease) in Net Assets             162,017         (10,435,978)

Net Assets:
   Beginning of period                           34,133,655          44,569,633
                                               ------------       -------------

   End of period                               $ 34,295,672       $  34,133,655
                                               ============       =============

CHANGE IN SHARES:
Shares sold                                      70,731,239         171,813,189
Shares reinvested                                    69,306             309,427
Shares redeemed                                 (70,638,528)       (182,556,191)
                                               ------------       -------------
      Net Increase (Decrease)                       162,017         (10,433,575)
                                               ------------       -------------

# Unaudited.

See accompanying notes to financial statements

                              RNC MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     For the Six Months            For the Year Ended September 30,
                                       Ended March 31,  --------------------------------------------------
                                            1999#         1998       1997      1996      1995       1994
                                          --------      --------   -------   -------   --------   --------
Net Asset Value at beginning of period    $  1.000      $  1.000   $ 1.000   $ 1.000   $  1.000   $  1.000
                                          --------      --------   -------   -------   --------   --------
Income from investment operations:
   Net investment income                     0.022         0.049     0.049     0.047      0.051      0.032

Less distributions:
   From net
   investment income                        -0.022        -0.049    -0.049    -0.047     -0.051     -0.032
                                          --------      --------   -------   -------   --------   --------

Net Asset Value at end of period          $  1.000      $  1.000   $ 1.000   $ 1.000   $  1.000   $  1.000
                                          ========      ========   =======   =======   ========   ========

Total Return                                 2.20%**       4.99%     5.01%     4.70%      5.10%      3.20%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, end of period (000's)         $34,296       $34,134    $44,570   $37,744$   31,066    $43,686

Ratio of expenses to average net assets:
  After expense waiver                       0.70%*        0.76%     0.70%     0.90%      0.80%      0.70%

Ratio of net investment
  income to average net assets
  (net of expense waiver)                    4.40%*        4.92%     4.90%     4.70%      5.00%      3.20%

#  Unaudited

*  Annualized

** Not annualized.

                           RNC MUTUAL FUND GROUP, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1999
                                   (UNAUDITED)


1. ORGANIZATION

     The RNC Mutual Fund Group, Inc. (the "Group"), is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company, with two diversified funds: The RNC Equity Fund (the "Equity Fund") and the RNC Money Market Fund (the "Money Fund"), formerly the RNC Liquid Assets Fund, Inc., (collectively the "Funds"). The Equity Fund began operations on November 1, 1996. The investment objective of the Equity Fund is to seek above-average total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing primarily in equity securities. The Money Fund's investment objective is high current income consistent with preservation of capital and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Directors. For the Equity Fund short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

               U.S. Government securities with less than 60 days remaining to maturity when acquired by the Money Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

               Short-term portfolio securities for the Money Fund are valued using the amortized cost method, which approximates market value.

     B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. As of September 30, 1998, the Equity Fund had realized capital losses of $38,897 to offset future net capital gains through fiscal year ended 2005.

                           RNC MUTUAL FUND GROUP, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 1999
                                   (UNAUDITED)


2. SIGNIFICANT ACCOUNTING POLICIES - continued

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. REPURCHASE AGREEMENTS. Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of collateral by the Funds may be delayed or limited.

     E. EXPENSES. Expenses that are related to one of the Funds are charged directly to that fund. Other operating expenses of the fund are allocated to the Funds on the basis of relative net assets.

     F. DEFERRED ORGANIZATION COSTS. The Equity Fund has incurred expenses of $39,116 in connection with the organization. These costs have been deferred and are being amortized on a straight line basis over a period of sixty months from the date the Equity Fund commenced operations.

     G. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended March 31, 1999, RNC Capital Management LLC (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Equity Fund and 0.41% based upon the average daily net assets for the Money Fund. For the six months ended March 31, 1999, the Equity Fund incurred $38,688 in advisory fees and the Money Fund incurred $70,446 for the six months ended March 31, 1999. RNC voluntarily waived a portion of the Money Fund advisory fee, which amounted to $22,337 or 0.13% of the Money Fund's average daily net assets.

                           RNC MUTUAL FUND GROUP, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 1999
                                   (UNAUDITED)

     The Funds are responsible for their own operating expenses. The Advisor may reduce its fees or make reimbursement to the Funds at any time in order to reduce the Funds' expenses. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Funds' obligation are subject to reimbursement by the Funds provided the Funds are able to effect such reimbursement and remain in compliance with applicable laws. During the six months ended March 31, 1999 the Advisor reimbursed or waived expenses of the Money Market Fund in the amount of $90,695 and reimbursed the Equity Fund $49,537 in fees and expenses.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

         Under $40 million                  $40,000
         $40 to $100 million                0.10% of average daily net assets
         $100 to $200 million               0.05% of average daily net assets
         Over $200 million                  0.03% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor receives no fees for its services and is an affiliate of the Administrator.

     The Funds have adopted a Shareholder Rule 12b-1 Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Distributor at an annual rate of 0.25% of the average daily net assets of the Funds. The Equity Fund incurred $9,672 in Plan expenses for the six months ended March 30, 1998. The Distributor waived all fees totaling $42,955 for the six months ended March 31, 1999, in its capacity of Shareholder Servicing Agent for the Money Fund.

     Certain officers of the Fund are officers and/or directors of the Administrator and Distributor.

4. PURCHASES AND SALES OF SECURITIES

     Purchases and the proceeds from the sales of securities, other than short-term investments, for the six months ended March 31, 1991 were $2,568,113 and $1,905,553 respectively for the Equity Fund.

                                 RNC EQUITY FUND

Dear Shareholders,

     As the President and CEO of RNC Capital Management LLC, which is the advisor for the RNC Equity Fund, I would like to take this opportunity to express my gratitude for your participation in the Fund. The following report contains a summary of the performance and holdings of the Fund for the six months ended March 31, 1999. Financial statements are also enclosed which detail Fund expenses as of March 31, 1999.

     Over the past six months, the equity market has enjoyed a period of sustained upward progress, following the upheavals that characterized most of the previous six months. The stock market has recovered in stellar fashion from the negative return suffered in the third quarter of 1998 when the fear of a credit crunch, the collapse of the Russian financial markets, an IMF bailout of Brazil and the near collapse of various hedge funds combined to severely erode financial asset values. In spite of these concerns, the domestic economy surged ahead in the 4th qtr of last year and continued its momentum into the 1st qtr of this year as the Federal Reserve provided ample liquidity in the form of a rate cut as well as sustaining a double-digit increase in the monetary base. Of equal importance to investors has been the remarkable lack of inflation that has characterized this entire economic expansion, with the consumer price index rising a very benign 1.4% during the past six months. Low inflation has in turn allowed interest rates to remain stable, further allowing market valuations to improve with the Price/Earnings Ratio rising to a historically high range of 25x
- 28x during the past six months.

     During the turbulent period of mid 1998, the Fund held relative value while remaining fully invested. As a result, with the market recovering dramatically in the 4th qtr and continuing its momentum into the 1st qtr, Fund holders have enjoyed virtually full participation in the recovery. We are pleased to report that the NAV or Net Asset Value (a calculation of performance after the deduction of all expenses) rose 25.4% for participants who have been shareholders from September 30, 1998 to March 31, 1999.

     Over the next six months, we anticipate some moderation in the pace of economic growth as a widening trade deficit exerts a drag on an otherwise robust economy. Furthermore, consumer spending which has been the engine behind the ever expanding economy should slow due to a less robust housing market and a lower level of refinancing as interest rates hover near the high-end of their trading range. Finally, should there be any stumble in the stock market (defined as a correction of 10% or more), the "wealth effect" from rising equity prices and outsized capital gains could dampen consumer spending which currently exceeds, and has for some time, the level of consumer income. This imbalance has resulted in a negative savings rate as calculated by the Department of Commerce, a condition that is clearly unsustainable on a long-term basis.

     While we remain bullish regarding the trend of the market, particularly in view of an expected reacceleration in earnings during the remainder of 1999, we are mindful of the degree to which valuations are stretched. Indeed, this market is already reflecting an ongoing perfect environment of low inflation, high productivity, stable interest rates, strong economic growth, and rising corporate profits. Should any of these variables change for the worse, a swift and possibly significant market reaction could result. Early this year, the market has already experienced two 5% corrections and could easily fall 10% or more sometime during the year, but still provide a 10% plus return by year end. A catalyst for a correction of this magnitude could be an uptick in inflation brought on by an overly strong economy followed by a Federal Reserve response of tighter money, and therefore, less liquidity. Another catalyst could be a resumption of global disruptions marked by currency devaluations. Despite the "global healing" that has commenced following a coordinated move by central bankers to lower rates, there are various economies such as Japan's that remain fragile and have yet to begin a long awaited recovery. Despite these concerns, we remain positive regarding the ability of the economy to grow without inciting higher inflation and are further encouraged by the expected improvement in profits throughout the remainder of the year.

     Our equity strategy remains focused on large capitalization companies that are demonstrating superior growth and consistent earnings increases. Our bias remains value-oriented with a keen sense of the appropriate price to pay for stocks whose fundamentals and investment thesis we find attractive. The turnover in the Fund has remained low due in part to maintaining a fully invested position throughout the past six months as well as allowing the strongest issues to assume a higher percentage of ownership in the Fund. Our top ten holdings now equal 40% of the Fund. Conversely, weaker issues have been either sold outright or reduced in order to redeploy assets into issues with more favorable prospects. As we enter the next six-month period, we are overweighted on a sector basis in Raw Materials, Healthcare and Financials and have an increasing interest in the Telecommunication sector, particularly those companies that can provide faster and easier access to the Internet. As the market undergoes periodic corrections and as rotation inevitably occurs, we will remain opportunistic and price sensitive, prepared to take advantage of misperceptions and mispricing of those common stocks that meet our strict investment criteria.

     The past six months have been very rewarding. It was a period where we, as investors, were "stirred but not shaken" in our conviction that long term goals can be achieved through consistent long term investing. Thank you for sharing that conviction with us through your continued participation in the RNC Equity Fund.

     If you have any questions regarding your investment in the Fund, please contact us.


Sincerely,

Daniel J. Genter
President
RNC Mutual Fund Group, Inc.
RNC Capital Management LLC

                                 RNC EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                   MARCH 31, 1999
                                   (UNAUDITED)

                                                                   Market
Shares    Security                                                 Value           Cost
-----------------------------------------------------------------------------------------

COMMON STOCKS 95.3%
         Auto 2.7%
4,300                   Ford Motor Company                       $ 244,025      $ 201,603
                                                                 ------------------------
         Banking 9.7%
9,000                   Bank of New York Company                   323,438        232,608
3,900                   Chase Manhattan Corporation                317,119        205,778
7,100                   Wells Fargo Company                        248,944        225,919
                                                                 ------------------------
                                                                   889,501        664,305
                                                                 ------------------------

         Beverages 2.7%
6,300                   PepsiCo, Inc.                              246,881        224,823
                                                                 ------------------------

         Capital Goods 3.6%
3,000                   General Electric Company                   331,875        222,908
                                                                 ------------------------
         Chemicals 1.0%
1,000                   The Dow Chemical Company                    93,187         95,325
                                                                 ------------------------
         Computers & Peripherals 10.3%
8,000                   Compaq Computer Corporation                253,500        254,913
4,900                   Hewlett-Packard Company                    332,281        298,045
2,000                   International Business Machines Corp.      354,500        191,540
                                                                 ------------------------
                                                                   940,281        744,498
                                                                 ------------------------
         Computer Software & Services 8.5%
7,600                   First Data Corporation                     324,900        236,619
5,000                   Microsoft Corporation*                     448,125        235,641
                                                                 ------------------------
                                                                   773,025        472,260
                                                                 ------------------------
         Consumer Products 4.9%
5,200                   Avon Products Inc.                         244,725        171,005
2,100                   The Procter & Gamble Company               205,669        146,379
                                                                 ------------------------
                                                                   450,394        317,384
                                                                 ------------------------
         Diversified Manufactures 3.6%
4,600                   Tyco International Ltd.                    330,050        215,696
                                                                 ------------------------

See accompanying notes to financial statements

                                 RNC EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                   MARCH 31, 1999
                                   (UNAUDITED)

                                                                   Market
Shares    Security                                                 Value           Cost
-----------------------------------------------------------------------------------------
         Drugs 17.0%
4,200                   American Home Products Corporation       $  274,050    $  215,599
3,500                   Johnson & Johnson                           327,906       250,142
2,800                   Lilly (Eli) and Company                     237,650       184,578
4,200                   McKesson HBOC, inc.                         277,200       312,518
1,800                   Pfizer Inc.                                 249,750       113,060
3,400                   Schering-Plough Corporation                 188,062        75,737
                                                                 ------------------------
                                                                  1,554,618     1,151,634
                                                                 ------------------------
         Entertainment 1.7%
5,000                   The Walt Disney Company                     155,625       152,647
                                                                 ------------------------
         Financial Services 2.7%
3,800                   Citigroup Inc.                              242,725       191,880
                                                                 ------------------------
         Insurance 5.3%
3,400                   Hartford Financial Services Group, Inc.     193,162       155,012
3,950                   Marsh & McLennan Companies, Inc.            293,041       194,760
                                                                 ------------------------
                                                                    486,203       349,772
                                                                 ------------------------
         Miscellaneous 2.3%
6,000                   ITT Industries, Inc.                        212,250       194,573
                                                                 ------------------------
         Petroleum 6.0%
3,000                   Chevron Corporation                         265,313       229,549
5,000                   Texaco Inc.                                 283,750       274,099
                                                                 ------------------------
                                                                    549,063       503,648
                                                                 ------------------------
         Raw Materials 2.8%
5,000                   PPG Industries, Inc.                        256,250       298,882
                                                                 ------------------------
         Recreational 3.7%
7,000                   Carnival Corporation                        339,937       170,452
                                                                 ------------------------
See accompanying notes to financial statements

                                 RNC EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                   MARCH 31, 1999
                                   (UNAUDITED)

                                                                   Market
Shares    Security                                                 Value           Cost
-----------------------------------------------------------------------------------------
         Retailing 1.8%
4,200                   May Department Stores Company            $ 164,325       $162,385
                                                                 ------------------------

         Telecommunications Services 5.0%
5,400                   BellSouth Corporation                      216,338        157,417
4,000                   GTE Corporation                            242,000        216,400
                                                                 ------------------------
                                                                   458,338        373,817
                                                                 ------------------------

TOTAL COMMON STOCKS (COST $6,708,492)                            8,718,553      6,708,492
                                                                 ------------------------

Principal
 Amount        Repurchase Agreement 3.2%
--------------------------------------------------------------------------------

               Star Bank Repurchase Agreement, 3.5%,
               dated March 31,1999, due April 1, 1999,
               collateralized by $302,504 GNMA, 6.5%,
296,000        due 02/20/24 (cost $296,000) (proceeds $296,029)     296,000
                                                                 ----------


               TOTAL INVESTMENTS: 98.5% (COST $7,004,492)         9,014,553
               OTHER ASSETS LESS LIABILITIES: 1.5%                  137,681
                                                                 ----------
               Total Net Assets: 100.0%                          $9,152,234
                                                                 ==========

              ** Cost for Federal income tax purposes is the same.

               Net unrealized depreciation consists of:
                 Gross unrealized appreciation                   $2,091,561
                 Gross unrealized depreciation                      (81,500)
                                                                 ----------
                       Net unrealized appreciation               $2,010,061
                                                                 ==========

* Non Income Producing Security.

See accompanying notes to financial statements

                                 RNC EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 March 31, 1999
                                   (Unaudited)


ASSETS:
  Investments in securities, at value (cost $7,004,492) .....    $ 9,014,553
  Cash ......................................................            652
  Receivables:
     Subscriptions ..........................................        219,917
     Dividends and Interest .................................          6,884
  Due from advisor (Note 2) .................................          1,769
  Deferred organizational costs, net (Note 2) ...............         20,907
  Other assets ..............................................         21,878
                                                                 -----------

      Total assets ..........................................      9,286,560
                                                                 -----------
LIABILITIES:
  Payables:
    Securities purchased ....................................        102,638
    Redemptions .............................................         10,000
  Accrued 12b-1 expenses (Note 3) ...........................          5,161
  Other accrued expenses ....................................         16,527
                                                                 -----------

      Total liabilities .....................................        134,326
                                                                 -----------

NET ASSETS ..................................................    $ 9,152,234
                                                                 ===========
  Net asset value, offering and redemption price per share
   ($9,152,234/480,287 shares outstanding; 500,000,000 shares
   authorized with $0.01 par value) .........................    $     19.06
                                                                 ===========

SOURCES OF NET ASSETS:
  Paid-in capital ...........................................    $ 7,148,110
  Distributions in excess of net investment income ..........         (4,121)
  Accumulated net realized loss on investments ..............         (1,816)
  Net unrealized appreciation of investments ................      2,010,061
                                                                 -----------
         Net assets .........................................    $ 9,152,234
                                                                 ===========

See accompanying notes to financial statements

                                 RNC EQUITY FUND
                             STATEMENT OF OPERATIONS
        FOR THE PERIOD OCTOBER 1, 1998 THROUGH MARCH 31, 1999 (UNAUDITED)


INVESTMENT INCOME
   Income
      Dividend .................................................     $   55,880
      Interest .................................................          3,799
                                                                     ----------
         Total investment income ...............................         59,679
                                                                     ----------
   Expenses
      Advisor fees (Note 3) ..........................     38,688
      Administration fees (Note 3) ...................     19,945
      Shareholders' Rule 12b-1 Plan expense (Note 3) .      9,672
      Audit fees .....................................      6,982
      Fund accounting expense ........................      7,437
      Transfer agent fees ............................      4,787
      Amortization of deferred organizational
        expenses (Note 2-f) ..........................      4,202
      Custodian expense ..............................      3,917
      Professional fees ..............................      8,205
      Registration expense ...........................      2,992
      Directors fees .................................      2,564
      Printing expenses ..............................      1,714
      Insurance expense ..............................        272
      Miscellaneous expense ..........................      1,995
                                                          -------
         Total expenses .........................................       113,372
         Less, expenses waived and reimbursed (Note 3)...........       (49,537)
                                                                     ----------
         Net expenses ...........................................        63,835
                                                                     ----------


         NET INVESTMENT LOSS ....................................        (4,156)
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments .............................        79,800
   Net change in unrealized appreciation
     of investments for the period ..............................     1,577,194
                                                                     ----------
         Net realized and unrealized gain on
          investments ...........................................     1,656,994
                                                                     ----------
         Net increase in Net Assets Resulting
          from Operations .......................................    $1,652,838
                                                                     ==========

See accompanying notes to financial statements

                                 RNC EQUITY FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                        October 1, 1998
                                                           through           For the year
                                                        March 31, 1999          ended
                                                         (Unaudtied)      September 30, 1998
                                                         -----------      ------------------

INCREASE (DECREASE) IN NET ASSETS FROM :

OPERATIONS

Net investment income (loss) .......................     $   (4,156)        $    1,696
Net realized gain (loss) on investments ............         79,800            (62,752)
Net change in unrealized appreciation
 (depreciation) of investments .....................      1,577,194            (12,682)
                                                         ----------         ----------
    Net increase (decrease) in net assets
     resulting from operations .....................      1,652,838            (73,738)
                                                         ----------         ----------
Distributions to shareholders from net
 investment income .................................         (9,469)           (12,776)
                                                         ----------         ----------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ..........................      1,627,800          3,860,678
Net asset value of shares issued on
  reinvestment of distributions ....................          9,469             12,775
Cost of shares redeemed ............................       (691,240)          (742,171)
                                                         ----------         ----------
    Net increase from capital share transactions....        946,029          3,131,282
                                                         ----------         ----------

        Total increase in net assets ...............      2,589,398          3,044,768
                                                         ----------         ----------
NET ASSETS:
Beginning of the period ............................      6,562,836          3,518,068

End of the period (including undistributed
  (overdistributed) net investment income
  of ($19,581) and $9,504, respectively) ...........     $9,152,234         $6,562,836
                                                         ==========         ==========
CHANGE IN SHARES:
Shares sold ........................................         87,634            237,937
Shares issued on reinvestment of distributions .....            507                789
Shares redeemed ....................................        (39,267)           (44,180)
                                                         ----------         ----------
Net increase .......................................         48,874            194,546
                                                         ==========         ==========

See accompanying notes to financial statements

RNC EQUITY FUND
FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------
                                          For the six months        For the year             For the period
                                                ended                   ended             November 1, 1996* to
                                            March 31, 1999 #      September 30, 1998       September 30, 1997
                                            ----------------      ------------------       ------------------
Net asset value at beginning of period           $15.21                  $14.85                  $12.00
                                                 ------                  ------                  ------
Income from investment operations:
   Net investment income                          (0.00)                   0.01                    0.02
   Net realized and unrealized gain
     on investments                                3.87                    0.39                    2.83
                                                 ------                  ------                  ------
Total from investment operations                   3.87                    0.40                    2.85
                                                 ------                  ------                  ------
Less distributions:
   From net investment income                     (0.02)                  (0.04)                   0.00
                                                 ------                  ------                  ------

Net asset value at end of period                 $19.06                  $15.21                  $14.85
                                                 ======                  ======                  ======

Total Return                                      25.46% *                 2.68%                  23.75%

Ratios/Supplemental Data:

Net Assets, end of period (000 omitted)          $9,152                  $6,562                  $3,518

Ratio of expenses to average net assets:
   Before expense reimbursement                    2.93% **                3.57%                   8.50%
   After expense reimbursement                     1.65% **                1.64%                   1.65%

Ratio of net investment income to average
 net assets:
   Before expense reimbursement                   -1.39% **               -1.90%                  -6.53%
   After expense reimbursement                    -0.11% **                0.03%                   0.32%


Portfolio turnover rate                              25%                     20%                     38%

#  Unaudited
*  Not Annualized.
** Annualized.

See accompanying notes to financial statements.

                                    ADVISER
                           RNC Capital Management LLC
                            11601 Wilshire Boulevard
                                   25th Floor
                         Los Angeles, California 90025


                                   CUSTODIAN
                               Firstar Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202


                                 TRANSFER AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                           Hauppauge, New York 11788


                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                       345 California Street, 29th Floor
                        San Francisco, California 94104


                                    AUDITORS
                              Tait, Weller & Baker
                       Eight Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103